Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Parenthetical) (Detail) - GBP (£)
£ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brazil [member] | Goods or services transferred at point in time [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue from contracts with customers	£ 60	£ 59